FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Recurring Fair Value Measures Table

RECURRING FAIR VALUE MEASURES – SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Fair value at December 31, 2016
	Level 1	Level 2	Level 3	Netting(1)	Total
Assets:
Nuclear decommissioning trusts:
Equity securities	$508	$—	$—	$—	$508
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	36	16	—	—	52
Municipal bonds	—	206	—	—	206
Other securities	—	141	—	—	141
Total debt securities	36	363	—	—	399
Total nuclear decommissioning trusts(2)	544	363	—	—	907
Interest rate and foreign exchange instruments	—	9	—	—	9
Commodity contracts not subject to rate recovery	—	15	—	9	24
Commodity contracts subject to rate recovery	1	3	96	32	132
Total	$545	$390	$96	$41	$1,072

Liabilities:
Interest rate and foreign exchange instruments	$—	$252	$—	$—	$252
Commodity contracts not subject to rate recovery	16	11	—	(17)	10
Commodity contracts subject to rate recovery	19	8	170	(18)	179
Total	$35	$271	$170	$(35)	$441

	Fair value at December 31, 2015
	Level 1	Level 2	Level 3	Netting(1)	Total
Assets:
Nuclear decommissioning trusts:
Equity securities	$619	$—	$—	$—	$619
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	47	44	—	—	91
Municipal bonds	—	156	—	—	156
Other securities	—	182	—	—	182
Total debt securities	47	382	—	—	429
Total nuclear decommissioning trusts(2)	666	382	—	—	1,048
Interest rate and foreign exchange instruments	—	5	—	—	5
Commodity contracts not subject to rate recovery	22	16	—	(4)	34
Commodity contracts subject to rate recovery	—	1	72	28	101
Total	$688	$404	$72	$24	$1,188

Liabilities:
Interest rate and foreign exchange instruments	$—	$171	$—	$—	$171
Commodity contracts not subject to rate recovery	5	3	—	(4)	4
Commodity contracts subject to rate recovery	—	68	53	(54)	67
Total	$5	$242	$53	$(58)	$242

(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements and with cash collateral, as well as cash collateral not offset.

(2)	Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES – SDG&E
(Dollars in millions)
	Fair value at December 31, 2016
	Level 1	Level 2	Level 3	Netting(1)	Total
Assets:
Nuclear decommissioning trusts:
Equity securities	$508	$—	$—	$—	$508
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	36	16	—	—	52
Municipal bonds	—	206	—	—	206
Other securities	—	141	—	—	141
Total debt securities	36	363	—	—	399
Total nuclear decommissioning trusts(2)	544	363	—	—	907
Commodity contracts not subject to rate recovery	—	—	—	1	1
Commodity contracts subject to rate recovery	1	2	96	30	129
Total	$545	$365	$96	$31	$1,037

Liabilities:
Interest rate instruments	$—	$25	$—	$—	$25
Commodity contracts subject to rate recovery	17	7	170	(16)	178
Total	$17	$32	$170	$(16)	$203

	Fair value at December 31, 2015
	Level 1	Level 2	Level 3	Netting(1)	Total
Assets:
Nuclear decommissioning trusts:
Equity securities	$619	$—	$—	$—	$619
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	47	44	—	—	91
Municipal bonds	—	156	—	—	156
Other securities	—	182	—	—	182
Total debt securities	47	382	—	—	429
Total nuclear decommissioning trusts(2)	666	382	—	—	1,048
Commodity contracts not subject to rate recovery	—	—	—	1	1
Commodity contracts subject to rate recovery	—	—	72	27	99
Total	$666	$382	$72	$28	$1,148

Liabilities:
Interest rate instruments	$—	$37	$—	$—	$37
Commodity contracts not subject to rate recovery	1	—	—	(1)	—
Commodity contracts subject to rate recovery	—	67	53	(54)	66
Total	$1	$104	$53	$(55)	$103

(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements and with cash collateral, as well as cash collateral not offset.

(2)	Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES – SOCALGAS
(Dollars in millions)
	Fair value at December 31, 2016
	Level 1	Level 2	Level 3	Netting(1)	Total
Assets:
Commodity contracts not subject to rate recovery	$—	$—	$—	$1	$1
Commodity contracts subject to rate recovery	—	1	—	2	3
Total	$—	$1	$—	$3	$4
Liabilities:
Commodity contracts subject to rate recovery	$2	$1	$—	$(2)	$1
Total	$2	$1	$—	$(2)	$1

	Fair value at December 31, 2015
	Level 1	Level 2	Level 3	Netting(1)	Total
Assets:
Commodity contracts subject to rate recovery	$—	$1	$—	$1	$2
Total	$—	$1	$—	$1	$2
Liabilities:
Commodity contracts not subject to rate recovery	$1	$—	$—	$(1)	$—
Commodity contracts subject to rate recovery	—	1	—	—	1
Total	$1	$1	$—	$(1)	$1

(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements and with cash collateral, as well as cash collateral not offset.

Recurring Fair Value Measures Level 3 Rollforward Table
The following table sets forth reconciliations of changes in the fair value of CRRs and long-term, fixed-price electricity positions classified as Level 3 in the fair value hierarchy for Sempra Energy Consolidated and SDG&E:

LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Balance at January 1	$19	$107	$99
Realized and unrealized (losses) gains	(120)	(134)	15
Allocated transmission instruments	8	12	19
Settlements	19	34	(26)
Balance at December 31	$(74)	$19	$107
Change in unrealized (losses) gains relating to
instruments still held at December 31	$(101)	$(27)	$8

Fair Value of Financial Instruments Table
The following table provides the carrying amounts and fair values of certain other financial instruments that are not recorded at fair value on the Consolidated Balance Sheets at December 31, 2016 and 2015:

FAIR VALUE OF FINANCIAL INSTRUMENTS
(Dollars in millions)
	December 31, 2016
	Carrying	Fair Value
	amount	Level 1	Level 2	Level 3	Total
Sempra Energy Consolidated:
Long-term amounts due from unconsolidated affiliates(1)	$184	$—	$91	$84	$175
Total long-term debt(2)(3)	15,068	—	15,455	492	15,947
SDG&E:
Total long-term debt(3)(4)	$4,654	$—	$4,727	$305	$5,032
SoCalGas:
Total long-term debt(5)	$3,009	$—	$3,131	$—	$3,131

	December 31, 2015
	Carrying	Fair Value
	amount	Level 1	Level 2	Level 3	Total
Sempra Energy Consolidated:
Long-term amounts due from unconsolidated affiliates(1)	$175	$—	$97	$69	$166
Total long-term debt(2)(3)	13,761	—	13,985	648	14,633
SDG&E:
Total long-term debt(3)(4)	$4,304	$—	$4,355	$315	$4,670
SoCalGas:
Total long-term debt(5)	$2,513	$—	$2,621	$—	$2,621

(1)	Excluding accumulated interest outstanding of $17 million and $11 million at December 31, 2016 and 2015, respectively.

(2)	Before reductions for unamortized discount (net of premium) and debt issuance costs of $109 million and $107 million at December 31, 2016 and 2015, respectively, and excluding build-to-suit and capital lease obligations of $383 million and $387 million at December 31, 2016 and 2015, respectively. We discuss our long-term debt in Note 5.

(3)	Level 3 instruments include $305 million and $315 million at December 31, 2016 and 2015, respectively, related to Otay Mesa VIE.

(4)	Before reductions for unamortized discount and debt issuance costs of $45 million and $43 million at December 31, 2016 and 2015, respectively, and excluding capital lease obligations of $240 million and $244 million at December 31, 2016 and 2015, respectively.

(5)	Before reductions for unamortized discount and debt issuance costs of $27 million and $24 million at December 31, 2016 and 2015, respectively, and excluding capital lease obligations of $1 million at December 31, 2015.

Fair Value Measurements, Nonrecurring Table
The following table summarizes significant inputs impacting our non-recurring fair value measures:

NON-RECURRING FAIR VALUE MEASURES – SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Estimated fair value		Valuation technique	Fair value hierarchy	% of fair value measurement	Inputs used to develop measurement	Range of inputs
Investment in GdC	$1,144	(1)	Market approach	Level 2	100%	Equity sale price	100%
TdM	$145	(2)	Market approach	Level 2	100%	Purchase price offers	100%
Investment in Energía Sierra Juárez	$26	(3)	Market approach	Level 2	100%	Equity sale price	100%
Investment in Rockies Express	$440	(4)	Market approach	Level 2	100%	Equity sale price	100%

(1)	At measurement date of September 26, 2016, immediately prior to acquiring a 100-percent ownership interest in GdC.

(2)	At measurement date of September 29, 2016. At December 31, 2016, TdM has a carrying value of $154 million, reflecting subsequent operating activity, and is classified as held for sale.

(3)
At measurement date of July 16, 2014. At December 31, 2016, our investment in Energía Sierra Juárez had a carrying value of $38 million, reflecting subsequent equity method activity to record distributions and earnings.

(4) At measurement date of March 29, 2016. On May 9, 2016, Sempra LNG & Midstream sold its equity interest in Rockies Express.